Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of intangible assets [Abstract]
Customer relationships		$ 3,461	$ 24,148
Marketing-related		6,835	26,935
Total intangible assets		2,100
Less: accumulated amortization	$ (2,260)		(6,871)
Intangible assets, net	$ 8,036	10,296	44,212
Previously Reported [Member]
Schedule of intangible assets [Abstract]
Total intangible assets		$ 10,296	$ 51,083